Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of assumptions used for derivative liabilities

The derivative liabilities were valued using the Black-Scholes model using the following assumptions:

	At issuance date	At termination date
Market value of stock on measurement date	$4.80 - 135.00	$4.80 - 114.00
Risk-free interest rate	0.01% - 0.04%	0.01 - 0.15%
Dividend yield	0%	0%
Volatility factor	146% - 1,731%	171 -319%
Term	0.07 – 1.01 years	0.09 - 0.25 years

The derivative liabilities were valued using the Black-Scholes model using the following assumptions:

	At issuance date	At termination date
Market value of stock on measurement date	$4.80 – 135.00	$4.80 – 114.00
Risk-free interest rate	0.01% – 0.04%	0.01– 0.15%
Dividend yield	0%	0%
Volatility factor	146% – 1,731%	171 – 319%
Term	0.07 – 1.01 years	0.09 – 0.25 years